Transaction and Reverse Recapitalization - Summary of Assumption Used in Valuation of Earn-Out Shares (Details)	Jun. 30, 2022 yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-Out Shares measurement input	9.91
Selected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-Out Shares measurement input	0.90
Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-Out Shares measurement input	0.026
Contractual Term (Years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-Out Shares measurement input	2